Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets, Measured at Fair Value (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	$ 45,680	$ 42,803	$ 35,291
Net asset value [member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	$ 27,532
Bottom of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Investment properties capitalization rates	2.72%	2.25%
Investment properties terminal capitalization rates	3.00%	3.25%
Bottom of range [Member] | Real estate 1 [member]
Disclosure of fair value measurement of assets [Line Items]
Investment property discount rates	3.20%	3.30%
Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Investment properties capitalization rates	10.75%	9.00%
Investment properties terminal capitalization rates	10.00%	9.50%
Top of range [Member] | Real estate 1 [member]
Disclosure of fair value measurement of assets [Line Items]
Investment property discount rates	14.00%	11.00%
Power and infrastructure [Member] | Bottom of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	7.35%	7.15%
Power and infrastructure [Member] | Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	15.60%	15.60%
Timberland Investment [Member] | Bottom of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	4.00%	4.25%
Timberland Investment [Member] | Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	7.00%	7.00%